VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Restricted cash	$ 723	$ 898
Financing receivables, net	17,379	19,428
Total Assets	45,019	47,352
Debt	24,449	24,854
Total Liabilities	39,056	41,196
Variable interest entities
Variable Interest Entity [Line Items]
Restricted cash	605	739
Financing receivables, net	8,413	9,026
Total Assets	9,018	9,765
Debt	8,304	9,011
Total Liabilities	$ 8,304	$ 9,011